STOCKHOLDER'S DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
STOCKHOLDERS' DEFICIT:
Common stock issued
Exchange of Debt for common stock shares and warrants	7,957,013
Shares issued for manufacturing agreements	12,147
Investments	1,476,000
Issued during the six months ended June 30, 2020	9,445,160

Summary table of common stock share transactions:

Balance at December 31, 2019	3,319,469
Issued in 2020	9,445,160
Balance at June 30, 2020	12,764,629

Convertible Debt Conversions	650,138
  Summary table of common stock share transactions:
Balance at December 31, 2018	2,669,348
Issued in 2019	650,138
Balance at December 31, 2019	3,319,486

Debt exchanges
	Total Debt and Accrued Interest	Total Debt	Total Accrued Interest	Common Stock Shares	Warrants (Exercise $0.25)	Warrants (Exercise $0.75)	Warrants (Exercise $0.20)	Warrants (Exercise $0.15)	Warrants (Exercise $0.50)

Aquarius	$145,544	107,500	38,044	291,088	145,544	145,544	-	-	-
K2 Medical (Shenghuo)3	803,653	771,927	31,726	1,905,270	704,334	704,334	496,602	-	-
Mr. Blumberg	305,320	292,290	13,030	1,167,630	119,656	119,656	928,318	-	-
Mr. Case	179,291	150,000	29,291	896,456	-	-	896,456	-	-
Mr. Grimm	51,050	50,000	1,050	255,548	-	-	255,548	-	-
Mr. Gould	111,227	100,000	11,227	556,136	-	-	556,136	-	-
Mr. Mamula	15,577	15,000	577	77,885	-	-	77,885	-	-
Dr. Imhoff2	400,417	363,480	36,937	1,699,255	100,944	100,944	1,497,367	-	-
Ms. Rosenstock1	50,000	50,000	-	100,000	50,000	50,000	-	-	-
Mr. James2	2,286	2,000	286	7,745	1,227	1,227	5,291	-	-
Auctus	328,422	249,119	79,303	500,000	-	-	-	700,000	-
Mr. Clavijo	125,000	125,000	-	500,000	-	-	-	-	500,000
	$2,517,787	$2,276,316	$241,471	7,957,013	1,121,705	1,121,705	4,713,603	700,000	500,000

Outstanding warrants
Warrants (Underlying Shares)
Outstanding, January 1, 2020	46,016,840
Issuances	11,269,013
Cancelled / Expired	(70)
Exchanged in debt restructuring	(28,962,508)
Exercised	-
Outstanding, June 30, 2020	28,323,275

Warrants (Underlying Shares)
Outstanding, January 1, 2019	23,551,857
Issuances	22,465,001
Canceled / Expired	(18)
Exercised	-
Outstanding, December 31, 2019	46,016,840

Shares reserved for warrants
	Warrants(Underlying Shares)			Exercise Price	Expiration Date
4,262	(1)	$1.824 per share	March 19, 2021
7,185,000	(2)	$0.20 per share	February 12, 2023
1,725,000	(3)	$0.04 per share	February 21, 2021
325,000	(4)	$0.18 per share	April 4, 2022
215,000	(5)	$0.25 per share	July 1, 2022
100,000	(6)	$0.25 per share	September 1, 2022
7,500,000	(7)	$0.20 per share	December 17, 2024
250,000	(8)	$0.16 per share	March 31, 2025
2,597,705	(9)	$0.25 per share	December 30, 2022
2,597,705	(10)	$0.75 per share	December 30, 2022
4,713,603	(11)	$0.20 per share	December 30, 2022
60,000	(12)	$0.25 per share	April 23, 2023
50,000	(13)	$0.25 per share	December 30, 2022
50,000	(14)	$0.75 per share	December 30, 2022
700,000	(15)	$0.15 per share	May 21, 2023
250,000	(16)	$0.50 per share	June 23, 2023
28,323,275*

Warrants (Underlying Shares)	Exercise Price	Expiration Date
13(1)	$60,000.00 per share	June 14, 2021
2(7)	$5,760,000.00 per share	December 2, 2020
2(8)	$7,040,000.00 per share	December 2, 2020
1(9)	$7,603,200.00 per share	June 29, 2020
13(9)	$512,000.00 per share	September 21, 2020
24(10)	$512,000.00 per share	June 29, 2020
12(11)	$512,000.00 per share	September 4, 2020
1(12)	$7,603,200.00 per share	September 4, 2020
1(13)	$512,000.00 per share	October 23, 2020
1(14)	$7,603,200.00 per share	October 23, 2020
35,937,500(15)	$0.04 per share	June 14, 2021
1,725,000(16)	$0.04 per share	February 21, 2021
22(17)	$11,137.28 per share	June 6, 2021
250(18)	$0.04 per share	February 13, 2022
25(19)	$144.00 per share	May 16, 2022
688(20)	$15.20 per share	November 16, 2020
250(21)	$15.20 per share	December 28, 2020
75(22)	$16.08 per share	January 10, 2021
4,262(23)	$0.04 per share	March 19, 2021
1,875(24)	$16.08 per share	March 20, 2021
63(25)	$48.00 per share	April 30, 2021
125(26)	$48.00 per share	May 17, 2021
125(27)	$48.00 per share	May 25, 2021
500(28)	$48.00 per share	June 1, 2021
1,875(29)	$200.00 per share	August 22, 2021
625(30)	$200.00 per share	September 18, 2021
1,250(31)	$1.12 per share	October 23, 2021
19(32)	$0.64 per share	November 20, 2021
375(33)	$0.32 per share	December 5, 2021
100(34)	$0.16 per share	December 19, 2021
188(35)	$0.24 per share	December 23, 2021
14(36)	$0.24 per share	December 27, 2021
313(37)	$0.24 per share	January 7, 2021
188(38)	$0.21 per share	January 17, 2021
438(39)	$0.16 per share	January 30, 2021
625(40)	$0.16 per share	February 15, 2021
325,000(41)	$0.18 per share	April 4, 2022
200,000(42)	$0.20 per share	April 25, 2022
215,000(43)	$0.20 per share	July 1, 2022
100,000(44)	$0.20 per share	September 1, 2022
7,500,000(45)	$0.20 per share	December 17, 2024
46,016,840*